Operating Lease (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Components of Lease Expenses
The Group has operating leases primarily for office. The components of lease expenses are as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Operating lease expenses	42,508	71,706	116,091
Expenses for short-term lease within 12 months	9,245	2,167	2,177

Total lease expenses	51,753	73,873	118,268

Summary of Supplemental Balance Sheet Information Related to Operating Lease
Supplemental balance sheet information related to operating lease is as follows:

	As of December 31,
	2020	2021
	RMB	RMB

Right-of-use assets	144,063	309,085

Lease liabilities, current	59,559	127,531
Lease liabilities, non-current	76,373	183,365

Total lease liabilities	135,932	310,896

Summary of Supplemental Cash Flow Information Related to Operating Lease
Supplemental cash flow information related to operating lease is as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Cash paid for amounts included in the measurement of lease liabilities	42,620	72,138	102,154
Right-of-use assets obtained in exchange for operating lease liabilities	87,054	112,871	274,358
Weighted average remaining lease term (in years)	3.48	3.75	3.26
Weighted average discount rate	4.75%	4.75%	4.82%

Summary of Maturities of Lease Liabilities
Maturities of lease liabilities are as follows:

As of December 31, 2021
RMB
2022	131,573
2023	96,778
2024	47,191
2025	35,492
2026	25,451
Thereafter	1,834

Total undiscounted lease payments	338,319
Less: imputed interest	(27,423)

Total lease liabilities	310,896